PGIM Global Total Return Fund Expense Example - PGIM Global Total Return Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 412
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,447
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	1,856
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	820
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,548
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677